UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37919

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     July 28, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $111,462 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      944     9953 SH       SOLE                     9953
Abbott Labs                    COM              002824100      903    17164 SH       SOLE                    17164
Air Products & Chem            COM              009158106      820     8575 SH       SOLE                     8575
Broadcom Corp A                COM              111320107      705    20955 SH       SOLE                    20955
ChevronTexaco Corp             COM              166764100     1021     9931 SH       SOLE                     9931
Cisco Systems                  COM              17275R102      919    58850 SH       SOLE                    58850
Comcast Corp New 'A'           COM              20030N101      898    35419 SH       SOLE                    35419
ConocoPhillips                 COM              20825c104     1020    13569 SH       SOLE                    13569
Du Pont                        COM              263534109      886    16400 SH       SOLE                    16400
Duke Energy Co                 COM              26441c105      843    44766 SH       SOLE                    44766
EMC Corp Mass                  COM              268648102     1059    38436 SH       SOLE                    38436
Emerson Electric               COM              291011104      908    16148 SH       SOLE                    16148
Exelon Corp                    COM              30161n101      842    19652 SH       SOLE                    19652
Exxon-Mobil                    COM              30231G102      987    12129 SH       SOLE                    12129
General Electric Co            COM              369604103      987    52348 SH       SOLE                    52348
Google Inc                     COM              38259p508     1060     2093 SH       SOLE                     2093
Home Depot Inc                 COM              437076102      904    24972 SH       SOLE                    24972
Intel Corp                     COM              458140100      880    39726 SH       SOLE                    39726
iPath: DJ-UBS Commodity Index  COM              06738c778     4820   102055 SH       SOLE                   102055
iShares: FTSE China Large-Cap  COM              464287184      875    20384 SH       SOLE                    20384
iShares: MSCI EAFE             COM              464287465    17272   287196 SH       SOLE                   287196
iShares: Russell 2000          COM              464287655     5484    66226 SH       SOLE                    66226
iShares: Russell Midcap        COM              464287499     5810    53135 SH       SOLE                    53135
Jefferson Bancshares           COM              472375104       38    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1072    16121 SH       SOLE                    16121
Microsoft                      COM              594918104      896    34460 SH       SOLE                    34460
Oracle                         COM              68389X105      979    29734 SH       SOLE                    29734
Parker-Hannifin Corp           COM              701094104      945    10529 SH       SOLE                    10529
Pepsico Inc                    COM              713448108      923    13108 SH       SOLE                    13108
Procter & Gamble               COM              742718109      928    14592 SH       SOLE                    14592
Saks Inc                       COM              79377W108      112    10000 SH       SOLE                    10000
Schlumberger                   COM              806857108      987    11419 SH       SOLE                    11419
SPDR S&P Biotech               COM              78464a870     1049    14355 SH       SOLE                    14355
SPDR: Emerging Europe          COM              78463x608     1032    20006 SH       SOLE                    20006
SPDR: S&P 500                  COM              78462f103    23668   179341 SH       SOLE                   179341
SPDR: S&P Energy               COM              81369Y506      968    12852 SH       SOLE                    12852
SPDR: S&P Financial            COM              81369Y605     4145   270046 SH       SOLE                   270046
SPDR:S&P Pharma                COM              78464a722      993    19505 SH       SOLE                    19505
Sprint Nextel Corp             COM              852061100      955   177179 SH       SOLE                   177179
Target Corp                    COM              87612E106      760    16211 SH       SOLE                    16211
VG: MSCI Emerging Markets      COM              922042858     6433   132307 SH       SOLE                   132307
VG: Total US Stock Market      COM              922908769    10231   149573 SH       SOLE                   149573
Wal-Mart                       COM              931142103      806    15165 SH       SOLE                    15165
Walgreens                      COM              931422109      932    21957 SH       SOLE                    21957
Walt Disney Co                 COM              254687106      899    23033 SH       SOLE                    23033
Zimmer Hldg Inc                COM              98956p102      864    13678 SH       SOLE                    13678